As filed with the Securities and Exchange Commission on May 30, 2006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-09079

MORGAN KEEGAN SELECT FUNDS, INC.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (901) 524-4100

ALLEN B. MORGAN, JR.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Names and address of agent for service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET BACKED SECURITIES- INVESTMENT GRADE - 36.0% OF NET ASSETS
	Collateralized Debt Obligation - 7.1%
1,678,790	Diversified Asset Securitization 1A A1, 7.873% 9/15/35	1,751,733
1,250,000	MKP 5A E, 7.761% 1/6/46 (a)	1,215,625
500,000	Static Repackaging Trust 2005-1A D, 8.081% 3/27/40 (a)	500,000
1,500,000	Taberna Preferred Funding 2006-1A B1, 7.685% 8/5/36 (a)	1,484,580

		$4,951,938

	Commercial Loans - 13.9%
820,368	Bank of America/First Union 2001-3 A1, 4.890% 4/11/37	813,939
1,312,702	Bear Stearns Commercial 2001-TOP2 A1, 6.080% 2/15/35	1,321,362
500,000	Chase Commercial Mortgage 1997-1 E, 7.370% 6/19/29	508,540
1,604,000	Commercial Mortgage 2001-J1A F, 6.986% 2/14/34 (a)	1,645,303
146,809	Heller Financial 1999-PH1 A1, 6.500% 5/15/31	146,960
1,266,768	Morgan Stanley Capital 2003-IQ6 A1, 2.800% 12/15/41	1,232,102
1,389,974	Mortgage Capital Funding 1998-MC2 A2, 6.423% 6/18/30	1,413,440
591,960	Morgan Stanley Dean Witter 2001-280 A1, 6.148% 2/3/16 (a)	602,556
500,000	Morgan Stanley Capital 1998-XL1 H, 6.639% 6/3/30 (a)	495,655
1,482,151	Salomon Brothers 2002-KEY2 A1, 3.222% 3/18/36	1,460,002

		$9,639,859

	Credit Cards - 0.6%
500,000	North Street 2000-1A B, 5.293% 10/30/11 (a)	440,000
	Equipment Leases - 6.7%
1,908,038	Aerco Limited 2A A3, 5.030% 7/15/25 (a)	1,645,682
499,901	Aviation Capital 2000-1A A1, 5.050% 11/15/25	423,666
1,981,430	Aviation Capital 2005-3A C1, 7.831% 12/25/35 (a)	1,986,384
603,936	Aviation Capital 2003-2A B1, 7.570% 9/20/33 (a)	611,486

		$4,667,218

	Franchise Loans - 4.4%
157,086	ACLC Business Trust 1999-1 A2, 6.940% 8/15/20 (a)	156,907
1,188,645	Atherton Franchise Loan 1999-A A2, 7.230% 4/15/12 (a)	1,213,770
445,036	Atherton Franchise Loan 1998-A A2, 6.720% 5/15/20 (a)	445,701
354,044	FMAC Loan Trust 1997-C A, 6.750% 12/15/19 (a)	347,371
881,479	Peachtree Franchise 1999-A A1, 6.680% 1/15/21 (a)	887,985

		$3,051,734

	Home Equity Loans (Non-High Loan-To-Value) - 3.3%
200,383	Contimortgage 1997-1 M1, 7.420% 3/15/28	201,385
138,350	Empire Funding Home Loan 1999-1 M2, 9.500% 5/25/30	139,086
1,000,000	Master Asset Backed Securities 2004-HE1 M11, 8.081% 9/25/34	952,500
1,000,000	Morgan Stanley 2006-2NA N1, 6.250% 2/25/36 (a)	1,000,000

		$2,292,971

Total Asset Backed Securities - Investment Grade (cost $25,681,975)		$25,043,720

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 2.6% OF NET ASSETS
	Commercial Loans - 1.0%
700,000	Lehman Brothers 2002-LLFA L, 5.970% 6/14/17 (a)	688,493
	Home Equity Loans (Non-High Loan-To-Value) - 0.7%
507,228	SB Finance NIM Trust 2005-KS6N A1A, 4.750% 7/25/35	502,790
	Manufactured Housing Loans - 0.9%
662,448	Oakwood Mortgage 2001-B A2, 4.945% 3/15/18 (a)	578,812

Total Asset Backed Securities - Non-Investment Grade (cost $1,302,862)		$1,770,095

CORPORATE BONDS - INVESTMENT GRADE - 34.7% OF NET ASSETS
	Agriculture - 1.5%
1,000,000	Cargill, 6.150% 2/25/08 (a)	1,014,268
	Automotives - 2.9%
1,000,000	Daimler-Chrysler, 6.400% 5/15/06	1,003,130
1,000,000	Daimler-Chrysler, 7.375% 9/15/06	1,008,625

		$2,011,755

	Communications - 1.0%
700,000	Walt Disney, 5.500% 12/29/06	701,488
	Cruise Lines - 0.7%
500,000	Carnival, 3.750% 11/15/07	487,354
	Electronics - 2.0%
1,350,000	Ametek, 7.200% 7/15/08	1,389,111

	Energy - 1.4%
1,000,000	Halliburton, 6.000% 8/1/06	1,001,584
	Finance - 7.3%
3,000,000	Countrywide Home Loan, 4.250% 12/19/07	2,943,630
1,000,000	Morgan JP, 6.700% 11/1/07	1,019,167
400,000	SLM, 6.110% 1/31/14	384,744
700,000	International Lease Finance, 5.700% 7/3/06	700,613

		$5,048,154

	Hotels - 1.5%
1,000,000	Hospitality Properties, 7.000% 3/1/08	1,023,342
	Industrial - 4.2%
1,400,000	Cendant, 6.875% 8/15/06	1,406,706
560,000	Grupo Minero Mexico, 8.250% 4/1/08	582,400
814,000	Ispat Inland ULC, 9.750% 4/1/14	920,837

		$2,909,943

	Insurance - 3.3%
500,000	Allstate, 5.375% 12/1/06	500,005
800,000	Prudential Insurance, 6.375% 7/23/06 (a)	802,807
1,000,000	Unitrin, 5.750% 7/1/07	1,001,564

		$2,304,376

	Medical - 2.3%
1,576,000	Millipore, 7.500% 4/1/07	1,600,493
	Special Purpose Entity - 2.9%
1,000,000	Preferred Term Securities XVII, 6.697% 6/23/35 (a)	1,001,250
1,000,000	Countrywide Capital I, 8.000% 12/15/26	1,014,084

		$2,015,334

	Technology - 1.5%
1,000,000	NCR Corp., 7.125% 6/15/09	1,030,532
	Telecommunications - 1.9%
1,200,000	US Unwired, 10.000% 6/15/12	1,345,500
	Transportation - 0.3%
215,409	Southwest Airlines, 5.100% 5/1/06	215,408

Total Corporate Bonds - Investment Grade (cost $24,484,551)		$24,098,642

CORPORATE BONDS - NON-INVESTMENT GRADE - 8.5% OF NET ASSETS
	Automotives - 0.7%
500,000	Navistar International, 9.375% 6/1/06	500,000
	Communications - 1.4%
1,000,000	Cox Enterprises, 4.375% 5/1/08 (a)	970,724
	Finance - 6.4%
1,000,000	General Motors Acceptance, 6.125% 9/15/06	995,387
1,000,000	General Motors Acceptance, 6.125% 2/1/07	984,563
1,000,000	Ford Motor Credit, 7.200% 6/15/07	986,850
1,000,000	Ford Motor Credit, 6.500% 1/25/07	996,172
500,000	Ford Motor Credit, 6.625% 6/16/08	473,245

		$4,436,217

Total Corporate Bonds - Non-Investment Grade (cost $6,056,009)		$5,906,941

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 12.3% OF NET ASSETS
	Collateralized Mortgage Obligation - 12.3%
1,768,644	Bank of America 2004-B 2A2, 4.112% 3/25/34	1,714,943
440,993	Countrywide 2004-15 1A2, 4.922% 9/25/34	441,154
520,693	Countrywide 2004-15 2A2, 5.178% 9/25/34	511,259
800,000	First Franklin Mortgage 2004-FF5 N4, 8.353% 8/25/34 (a)	808,000
787,966	GSR Mortgage 2004-1OF 1A1, 4.500% 8/25/19	761,804
1,037,064	Harborview Mortgage 2004-4 3A, 2.975% 6/19/34	1,016,751
1,796,558	Harborview Mortgage 2004-6 5A, 4.697% 8/19/34	1,743,536
618,716	Long Beach Mortgage 2001-4 M2, 6.231% 3/25/32	559,393
15,946	Sharps 2004-4N NOTE, 6.650% 6/25/34 (a)	15,773
1,000,000	Washington Mutual 2003-AR10 A4, 4.066% 10/25/33	988,063

Total Mortgage Backed Securities - Investment Grade (cost $8,776,669)		$8,560,676

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 0.4% OF NET ASSETS
	Collateralized Mortgage Obligation - 0.4%
327,019	Long Beach Mortgage 2001-2 M2, 5.531% 7/25/31	275,885
Total Mortgage Backed Securities - Non-Investment Grade (cost $323,111)		$275,885
GOVERNMENT AGENCY SECURITIES - 4.1% OF NET ASSETS
1,500,000	Fannie Mae 2003-129 MB, 4.000% 12/25/16 (c)	1,465,794
1,263,408	Small Business Administration 2003-20E 1, 4.640% 5/1/23	1,204,347
204,812	Small Business Administration 2001-P10B, 6.344% 8/1/11	210,069

Total Government Agency Securities (cost $2,989,606)		$2,880,210

EURODOLLAR TIME DEPOSITS - 0.9% OF NET ASSETS
State Street Bank & Trust Company Eurodollar time deposits dated March 31, 2005, 1.600%, maturing at $630,084 on April 3, 2006	$ 630,000

Total Investments - 99.5% of Net Assets (cost $70,244,783)	$69,166,169

Other Assets and Liabilities, net - 0.5% of Net Assets	324,988

Net Assets	$69,491,157

(a)	These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See Accompanying Notes to the Schedules of Investments.

(c)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 50.4% OF NET ASSETS
	Auto Dealerships - 0.4%
2,672,837	Falcon Franchise 2003-1 A, 4.856% 1/5/25 (a)	2,584,176
	Certificate-Backed Obligations - 1.1%
5,289,802	Legacy Benefits 2004-1 A, 5.350% 2/10/39 (a)	4,854,504
2,000,000	South Street 2000-1 A3L, 5.180%, 5/30/12	1,880,000

		$6,734,504

	Collateralized Debt Obligation - 13.3%
5,000,000	Arlington Street 1A A3, 7.860%, 6/10/12 (a)	5,225,000
5,875,784	Diversified Asset Securitization 1A A1, 7.873% 9/15/35	6,131,087
5,000,000	E-Trade 2002-1A B, 5.650% 10/8/37 (a)	4,650,000
6,340,656	E-Trade 2004-1A COM1, 2.000% 1/10/40	6,404,063
3,000,000	Grand Avenue 2005-1A C0MB, 1.913% 4/05/46	2,820,000
4,000,000	MKP 5A E, 7.589% 1/06/46 (a)	3,890,000
3,000,000	Orchid III Pool, 8.620% 1/06/46 (a)	3,000,000
8,000,000	Palmer Square 2A CN, Zero Coupon Bond, 11/2/45 (a)	7,960,000
2,400,000	Restructured Asset Backed 2003-3A A3, 5.378% 1/29/22 (a)	2,036,736
7,000,000	Static Repackaging Trust 2005-1A D, 8.040% 3/27/40 (a)	7,000,000
5,000,000	Taberna Preferred Funding 2005-3A D, 7.360% 2/5/36 (a)	5,000,000
8,500,000	Taberna Preferred Funding 2006-1A B1, 7.685% 8/05/36 (a)	8,412,620
8,000,000	US Capital Funding 2005-4A B1, 6.023%, 12/1/39 (a)	8,000,000
5,000,000	Magmo CDO 1A B2, 6.600% 11/15/12 (a)	4,625,000
2,000,000	Liberty Square 2001-2X C, 6.770%, 6/15/13	1,625,000
5,000,000	Charles River CDO 1X BV, 7.487% 12/9/37	4,900,000

		$81,679,506

	Commercial Loans - 8.8%
6,000,000	Banc of America 2005-MIB1 L, 7.749%, 3/15/22 (a)	5,690,580
106,232,096	Bear Stearns Mortgage 2000-WF1 X, 0.240% 2/15/32 interest-only strips	1,139,870
22,000	Commercial Capital 3A X, 3,067.133% 2/15/09 interest-only strips (a)	1,537,755
6,800,000	Commercial Mortgage 2002-FL7 G, 6.599% 11/15/14 (a)	6,809,098
4,825,230	FFCA Secured Lending 1998-1, 1.227% 10/18/25 interest-only strips (a)	152,960
12,830,000	GMAC Commercial Mortgage 2004-C3 H, 5.407%, 12/10/41 (a)	11,389,576
1,930,720	Greenwich Capital 2003-FL1 M, 6.044% 7/5/18 (a)	1,927,032
267,671	Heller Mortgage 1999-PH1 A1, 6.500% 5/15/31	267,946
8,457,762	Legg Mason 2003-20 A, 4.856% 7/25/21 interest-only strips (a)	525,565
65,091,708	Merrill Lynch Mortgage 1998-C1, 0.820% 11/15/26 interest-only strips	2,856,224
2,788,000	Morgan Stanley Capital 2003-IQ5 G, 5.915%, 4/15/38 (a)	2,660,588
16,276,000	Morgan Stanley Capital 1998-XL1 H, 6.639% 6/03/30 (a)	16,134,562
102,360,816	Salomon Brothers Mortgage 2001-C2 X1, 0.451% 11/13/11 interest-only strips (a)	2,704,680

		$53,796,436

	Credit Cards - 2.6%
12,299,000	North Street 2000-1A B, 5.293% 10/30/11 (a)	10,823,120
5,000,000	Curzon Funding HZ05-1 D, 7.430%, 2/1/95	4,962,500

		$15,785,620

	Equipment Leases - 6.8%
15,025,796	Aerco Limited 2A A3, 5.209% 7/15/25 (a)	12,959,749
9,907,152	Aviation Capital 2005-3A C1, 8.068% 12/25/35 (a)	9,931,920
16,356,750	Aviation Capital 2000-1A A1, 5.229% 11/15/25 (a)	13,862,346
16,000,000	United Capital Aviation Trust 2005-1 B1A, Zero Coupon Bond 7/15/31 (a)	4,753,920

		$41,507,935

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Franchise Loans - 3.8%
671,753	Atherton Franchisee 1998-A A2, 6.720% 5/15/20 (a)	672,756
1,000,000	Atherton Franchisee 1998-A B, 6.850% 5/15/20 (a)	981,657
8,327,723	Atherton Franchisee 1999-A A2, 7.230% 4/15/12 (a)	8,503,754
15,262,515	FMAC Loan Trust 1997-A AX, 2.162% 4/15/19 interest-only strips (a)	915,751
2,253,828	FMAC Loan Trust 1997-C AX, 2.264% 12/15/19 interest-only strips (a)	154,387
33,407,796	Franchise Loan Trust 1998-I AX, 1.696% 7/15/20 interest-only strips (a)	1,920,948
2,804,706	Peachtree Franchise 1999-A A1, 6.680% 1/15/21 (a)	2,825,408
5,000,000	Peachtree Franchise 1999-A A2, 7.220% 1/15/21 (a)	4,720,550
75,286,204	Peachtree Franchise 1999-A AX, 0.826% 1/15/21 interest-only strips (a)	2,352,694

		$23,047,905

	Home Equity Loans (Non-High Loan-To-Value) - 9.9%
679,917	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31	659,520
2,434,000	Ace Securities 2004-IN1 M6, 8.318% 5/25/34	2,470,654
5,000,000	Ace Securities 2005-HE2 M10, 8.068% 4/25/35	4,514,700
4,663,000	Ace Securities 2005-RM2 M11, 7.818% 6/25/35	3,881,948
2,589,429	Asset Securitization 2003-HE1 M4, 9.249% 1/15/33	2,576,482
3,000,000	Conseco Finance 2002-C BF1, 8.000% 6/15/32	3,033,570
3,375,000	Lake Country Mortgage 2005-HE1 M8, 8.068% 12/25/32 (a)	3,308,040
3,000,000	Long Beach Holdings 2005-1 N2, 6.170% 2/25/35 (a)	3,000,000
3,009,000	Master Securities 2004-HE1 M11, 8.081% 9/25/34	2,866,073
2,982,000	Meritage Mortgage Loan Trust 2005-3 B2, 7.581%, 1/25/36 (a)	2,416,344
1,743,775	Morgan Stanley 2002-NC3 B1, 6.918% 8/25/32	1,755,214
9,000,000	Morgan Stanley 2006-2NA N1, 6.250% 2/25/36 (a)	9,000,000
2,000,000	NovaStar Home Equity 2004-3 B4, 8.318% 12/25/34	1,940,000
3,853,000	Renaissance Home Equity 2003-3 M6, 6.250% 12/25/33	3,810,501
4,565,053	SB Finance 2005-KS6N A1A, 4.750% 7/25/35 (a)	4,525,109
74,857	Sharps Trust 2003-6HEN N, 7.250% 11/25/33 (a)	73,479
7,986	Sharps Trust 2003-HE1N N, 6.900% 11/25/33 (a)	7,986
3,500,000	Soundview 2005-A M11, 7.530% 4/25/35 (a)	3,094,210
8,050,000	Terwin Mortgage 2005-5SL B3, 5.500% 2/25/35 (a)	7,833,294

		$60,767,124

	Home Improvement Loans - 0.2%
1,240,000	Green Tree Home Improvement 1996-C HEB1, 8.150% 6/15/27	1,241,084
	Small Business Loans - 1.5%
3,306,384	ACLC Business Trust 1998-2 A3, 6.686% 4/15/20 (a)	3,288,265
785,430	ACLC Business Trust 1999-1 A2, 6.940% 8/15/20 (a)	784,534
4,999,691	ACLC Business Trust 1999-2 B, 8.745% 1/15/21 (a)	5,027,639

		$9,100,438

	Manufactured Housing Loans - 2.0%
12,805,200	Mid-State Trust 2005-1 B, 7.758% 1/15/40	12,596,220

Total Asset Backed Securities - Investment Grade (cost $307,565,800)		$308,840,948

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 7.9% OF NET ASSETS
	Auto Dealerships - 0.2%
1,000,000	Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)	855,730
	Certificate-Backed Obligations - 1.6%
10,000,000	Preferred Term Securities XIX, 6.070% 12/22/35 (a)	9,966,700

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Collateralized Debt Obligation - 1.9%
6,500,000	Alesco Preferred Funding 8A D1, 7.290% 12/23/35 (a)	6,488,300
5,167,770	MKP 4A CS, 2.000% 7/12/40 (a)	5,116,093

		11,604,393

	Commercial Loans - 0.6%
3,750,000	Lehman Brothers 2002-LLFA L, 6.140% 6/14/17 (a)	3,688,354
	Equipment Leases - 1.6%
1,000,000	Aircraft Finance Trust 1999-1A A1, 4.950% 5/15/24	690,000
13,000,000	Lease Investment Flight Trust 1 A1, 5.139% 7/15/31	9,295,000

		$9,985,000

	Franchise Loans - 0.4%
5,528,209	FMAC Loan Trust 1997-B AX, 2.928% 9/15/19 interest-only strips (a)	442,257
40,768,595	FMAC Loan Trust 1998-CA AX, 1.837% 9/15/18 interest-only strips (a)	2,038,430

		$2,480,687

	Home Equity Loans (Non-High Loan-To-Value) - 1.2%
2,186,940	Aames Mortgage Trust 2001-2 B, 7.367% 8/25/31	984,123
1,978,338	Delta Funding Home Equity 2000-1 B, 8.090% 5/15/30	1,728,988
4,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.081% 6/25/35 (a)	3,520,000
1,351,431	Sharps Trust 2005-HE1N NB, 10.000% 2/25/35 (a)	1,283,697

		$7,516,808

	Manufactured Housing Loans - 0.4%
2,000,000	Conseco Finance 2002-2 M2, 9.163% 3/1/33	1,020,830
1,324,897	Oakwood Mortgage 2001-B A2, 5.124% 3/15/18 (a)	1,157,623
300,000	UCFC Manufactured Housing 1996-1 M, Zero Coupon Bond 1/15/28	189,000

		$2,367,453

Total Asset Backed Securities - Non-Investment Grade (cost $50,565,325)		$48,465,125

CORPORATE BONDS - INVESTMENT GRADE - 16.0% OF NET ASSETS
	Consumer Goods - 1.5%
5,000,000	Deluxe, 5.000%, 12/15/12	4,254,975
5,000,000	Stanley Works Capital I, 5.902% 12/01/45 (a)	4,618,290

		$8,873,265

	Electronics - 0.8%
5,000,000	Ametek, 7.200% 7/15/08	5,144,855
	Finance - 0.8%
1,197,000	Countrywide Capital, 8.000% 12/15/26	1,213,859
4,000,000	SLM, 6.110% 1/31/14	3,847,440

		$5,061,299

	Hotels - 0.3%
1,500,000	Hospitality Properties, 7.000% 3/1/08	1,535,013
	Insurance - 0.5%
3,500,000	Principal Life, 5.390% 3/1/12	3,278,310
	Materials - 1.7%
5,000,000	Ispat Inland, 9.750%, 4/1/14	5,656,250
4,910,000	Sappi Papier Holding, 6.750%, 6/15/12 (a)	4,670,814

		$10,327,064

	Medical - 0.5%
3,250,000	Millipore, 7.500% 4/1/07	3,300,508

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Retail - 0.9%
5,550,000	Autozone, 4.750% 11/15/10	5,265,218
	Special Purpose Entity - 8.7%
10,000,000	Duane Park I, Zero Coupon Bond 6/27/16 (a)	10,000,000
4,000,000	Preferred Term Securities, 8.580% 12/11/32 (a)	4,130,000
7,500,000	Hybrid Capital, 8.000% 4/29/49	7,602,450
4,000,000	Incaps Funding II, 6.500% 1/15/34 (a)	3,960,000
490,340	MM Community Funding I, 8.030% 6/15/31 (a)	537,148
2,000,000	Preferred Term Securities XVII, 5.180% 6/23/35 (a)	2,002,500
5,000,000	Preferred Term Securities XVIII, 6.691% 9/23/35 (a)	5,012,500
3,000,000	Racers Float 2005-3-TR, 7.600% 10/15/13	2,988,750
7,000,000	Rally CDO, 5.527%, 3/30/10 (a)	6,930,000
10,000,000	Two Rock Pass, 5.680% 12/31/49 (a)	10,050,000

		$53,213,348

	Technology - 0.3%
2,000,000	NCR, 7.125%, 6/15/09	2,061,064

Total Corporate Bonds - Investment Grade (cost $99,915,199)		$98,059,944

CORPORATE BONDS - NON-INVESTMENT GRADE - 0.9% OF NET ASSETS
	Automotives - 0.9%
4,000,000	Ford Motor Credit, 6.625% 6/16/08	3,785,956
2,000,000	Navistar International, 9.375% 6/1/06	2,000,000

Total Corporate Bonds - Non-Investment Grade (cost $5,991,559)		$5,785,956

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 13.5% OF NET ASSETS
	Collateralized Mortgage Obligation - 13.5%
4,950,000	Aames Mortgage 2005-2 B3, 7.818% 7/25/35	4,257,000
7,000,000	Citigroup Mortgage 2004-OPT1 M13, 7.318% 10/25/34	6,370,000
6,778,000	First Franklin Mortgage 2004-FF11 M10, 8.068% 1/25/35	6,303,540
3,650,000	First Franklin Mortgage 2004-FF5 M8, 7.818% 8/25/34	3,558,750
3,000,000	First Franklin Mortgage 2004-FF5 N4, 8.353% 8/25/34 (a)	3,030,000
4,000,000	Greenpoint Manufactured Housing 2005-HE1 M-8, 8.068% 9/25/34	3,962,520
13,636,752	Harborview Mortgage 2003-2 1X, 1.148% 10/19/33 interest-only strips	425,739
11,910,037	Harborview Mortgage 2004-1 X, 1.223% 4/19/34 interest-only strips	339,436
29,974,672	Harborview Mortgage 2004-8 X, 1.407% 11/19/34 interest-only strips	824,303
4,999,657	Harborview Mortgage 2005-9 B9, 6.120% 6/20/35	4,932,612
3,999,726	Harborview Mortgage 2005-9 B10, 6.120% 6/20/35	3,289,775
4,214,254	Harborview Mortgage 2005-16 B8, 6.320% 1/19/36	4,132,624
8,869,946	Impac Secured Assets 2005-1 B3, 5.683% 7/25/35	8,711,972
3,588,555	Long Beach Mortgage 2001-4 M2, 6.029% 3/25/32	3,244,481
3,000,000	Long Beach Mortgage 2004-4 M10, 7.379% 10/25/34	3,037,500
45,555,236	Mellon Residential 2004-TBC1 X, 0.157% 2/26/34 interest-only strips (a)	956,660
4,500,000	Meritage Mortgage 2004-2 M10, 8.081% 1/25/35	4,230,000
5,000,000	Meritage Mortgage 2005-2 M11, 7.581% 11/25/35	4,135,150
3,750,000	Park Place Securities 2005-WHQ2 M11, 7.318% 5/25/35	3,075,000
1,674,900	SACO I 2000-3A 1B3, 7.815% 9/25/40 (a)	1,670,606
1,054,048	Sail Net Interest Margin Notes 2004-5A B, 6.750% 6/27/34 (a)	1,056,683
294,324	Salomon Brothers Mortgage 2000-1 B1, 9.000% 3/25/22	293,105
4,910,954	Countrywide Alternative Loan 2005-24 1B2, 5.751% 7/20/35	4,665,406

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
3,000,000	Soundview 2005-OPT1 M10, 7.780% 6/25/35	2,863,590
2,000,000	Soundview 2005-OPT1 M9, 7.780% 6/25/35	1,900,000
1,426,084	Structured Asset 1999-SP1, 9.000% 5/25/29	1,414,380

Total Mortgage Backed Securities - Investment Grade (cost $84,331,354)		$82,680,832

MORTGAGE BACKED SECURITIES - NON- INVESTMENT GRADE - 1.2% OF NET ASSETS
	Collateralized Mortgage Obligation - 1.2%
5,034,105	Long Beach Mortgage 2001-2 M2, 5.329% 7/25/31	4,246,953
3,725,000	Sasco Net Interest Margin Trust 2003-BC2 N3, 10.000% 2/27/33 (a)	3,501,500

Total Mortgage Backed Securities - Non-Investment Grade (cost $8,544,620)		$7,748,453

GOVERNMENT AGENCY SECURITIES - 3.9% OF NET ASSETS
16,924,410	Fannie Mae 1997-M6, 0.891% 3/17/37 interest-only strips (c)	423,110
27,844,659	Fannie Mae 1999-M3 N, 0.791% 6/25/38 interest-only strips (c)	623,720
3,000,000	Federal Home Loan Bank, 4.415% 3/1/07	2,997,027
38,763,495	GNMA 2001-44, 0.777% 7/16/41 interest-only strips	1,106,698
15,159,132	GNMA 2002-28, 1.145% 1/16/42 interest-only strips	640,625
31,264,827	GNMA 2003-59 XA, 0.612% 6/16/34 interest-only strips	2,501,186
933,247	GNMA 2003-7 IP, 5.500% 10/16/25 interest-only strips	6,981
227,102	Small Business Administration 1994-20J 1, 8.300% 10/1/14	237,916
154,643	Small Business Administration 1997-20D 1, 7.500% 4/1/17	161,279
79,436	Small Business Administration 2000-20B 1, 7.730% 2/1/20	84,887
141,283	Small Business Administration 2000-20D 1, 7.470% 4/1/20	149,075
2,140,947	Small Business Administration 2001-20J 1, 5.760% 10/1/21	2,168,625
7,209,006	Small Business Administration 2003-20E 1, 4.640% 5/1/23	6,872,007
737,325	Small Business Investment Companies 2001-P10B 1, 6.344% 8/1/11	756,247
1,558,388	Small Business Investment Companies 2002-P10A 1, 6.030% 2/10/12	1,612,932
1,460,700	Small Business Investment Companies 2003-P10A 1, 4.524% 2/10/13	1,477,586
2,015,736	Small Business Investment Companies 2004-P10A 1, 4.504% 2/10/14	2,015,735

Total Government Agency Securities (cost $28,072,852)		$23,835,636

EURODOLLAR TIME DEPOSITS - 5.7% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated March 31, 2006, 3.750%, maturing at $34,923,638 on April 3, 2006	$34,920,000

Total Investments - 99.5% of Net Assets (cost $619,906,709)		$610,336,894

Other Assets and Liabilities, net - 0.5% of Net Assets		2,960,864

Net Assets		$613,297,758

(a)	These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See Accompanying Notes to the Schedules of Investments.

(c)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 8.8% OF NET ASSETS
	Collateralized Bond Obligation - 1.6%
8,075,000	Barton Springs 2005-1-C2, 8.000% 12/20/10 (a)	7,146,375
10,550,000	Commodore 1A C, 7.560% 2/28/37 (a)	6,646,500
5,000,000	Palmer Square 2A CN, Zero Coupon Bond 11/2/45 (a)	4,975,000

		$18,767,875

	Commercial Loans - 0.4%
2,211,161	Asset Securitization 1996-D2 ACS2, 1.210% 2/14/29 interest-only strips	45,329
35,039,169	Atherton Franchisee 1999-A AX, 1.082% 3/15/19 interest-only strips (a)	1,020,341
73,100,215	Merrill Lynch Mortgage 1998-C1, 0.820% 11/15/26 interest-only strips	3,207,637

		$4,273,307

	Equipment Leases - 3.9%
17,410,843	Aerco Limited 2A A3, 5.209% 7/15/25 (a)	15,016,852
41,000,000	Airplane Repackaged Security 2004-1, Zero Coupon Bond 6/16/31(a)	2,665,000
39,000,000	Lease Investment Flight Trust 1 A1, 5.139% 7/15/31	27,885,000

		$45,566,852

	Franchise Loans - 0.8%
29,289,786	FMAC Loan Trust 1997-A AX, 2.162% 4/15/19 interest-only strips (a)	1,757,387
9,015,313	FMAC Loan Trust 1997-C AX, 2.264% 12/15/19 interest-only strips (a)	617,549
58,660,018	FMAC Loan Trust 1998-CA AX, 1.836% 9/15/18 interest-only strips (a)	2,933,001
76,629,500	Franchise Loan Trust 1998-I AX, 1.700% 7/15/20 interest-only strips (a)	4,406,196

		$9,714,133

	Home Equity Loans (Non-High Loan-To-Value) - 2.1%
6,000,000	Ace Securities 2004-HE2 B1, 8.318% 10/25/34	5,640,000
3,000,000	Ace Securities 2004-HE4 M11, 8.318% 12/25/34	2,807,820
2,250,000	Ameriquest Mortgage 2003-8 MV6, 8.568% 10/25/33	2,281,088
6,990,000	Merrill Lynch Mortgage 2005-ACR1 B4, 7.321% 6/28/35 (a)	6,116,250
5,527,000	Merrill Lynch 2005-M1, 6.818% 5/25/36	4,447,466
4,000,000	Soundview 2005-A B1, 7.818% 4/25/35 (a)	3,412,520

		$24,705,144

Total Asset Backed Securities - Investment Grade (cost $101,506,012)		$103,027,311

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 32.4% OF NET ASSETS
	Certificate-Backed Obligations - 2.3%
2,000,000	Emerald Island 1A III, 8.250% 5/24/11 (a)	1,691,260
6,000,000	INCAPS Funding II, 15.000% 1/15/34 (a)	5,400,000
6,189,000	MM Community Funding IX, 10.000% 5/1/33 (a)	4,827,420
1,000,000	MM Community Funding, 10.000% 8/1/31 (a)	850,000
3,000,000	Preferred Term Securities II, 12.000% 5/22/33 (a)	2,727,960
2,215,000	Preferred Term Securities XVIII, 12.000% 9/23/35 (a)	2,170,700
2,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	1,960,000
2,000,000	TPREF Funding I, 10.000% 10/15/32 (a)	1,380,000
1,300,000	TPREF Funding II, 15.000% 11/15/32 (a)	1,014,000
3,000,000	TPREF Funding III, 11.000% 1/15/33 (a)	2,520,000
3,000,000	US Capital Funding I, 10.000% 5/1/34 (a)	2,550,000

		$27,091,340

	Collateralized Debt Obligation - 3.8%
1,500,000	AIMCO 2000-AA D, 10.895% 8/22/12 (a)	1,370,625

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
5,000,000	Babson CLO Limited 2005-1A SUB, Zero Coupon Bond 4/15/19	4,806,250
5,000,000	Centurion CDO II Limited 1AD1, 12.770% 8/28/12 (a)	5,450,000
3,328,167	Cigna CDO 2000-1A B1, 6.110% 8/28/12 (a)	2,498,222
9,000,000	Diversified Asset Securitization Holdings2 1A B1, 9.712% 9/15/35 (a)	4,297,500
4,600,000	Dryden CDO 2001, 7.500% 10/20/45 (a)	4,160,148
2,000,000	Goldentree Capital 2006-1A E, 10.940% 2/22/20 (a)	1,905,200
5,881,846	Hewett’s Island 2004-1A COM, 9.000% 12/15/16	5,764,209
2,100,000	Liberty Square 2001-1X C, 6.442% 8/15/16	1,706,250
1,873,379	Longhorn 1 C, 10.970% 5/10/12 (a)	1,760,977
3,600,000	Marquette Park CLO, 10.000% 7/12/20 (a)	3,528,000
7,000,000	Stanfield 2A D1, 10.700% 4/15/15 (a)	6,965,000

		$44,212,381

	Commercial Loans - 1.1%
1,918,449	CS First Boston Mortgage 1995-WF1 G, 8.570% 12/21/27	1,828,915
5,185,000	CS First Boston Mortgage 1998-C, 6.750% 11/11/30 (a)	4,163,970
3,073,147	Lehman Brothers-UBS Commercial Mortgage 2001-C7 S, 5.868% 11/15/33	1,621,300
10,000,000	Merrill Lynch Mortgage 1998-C1 F, 6.250% 11/15/26	5,804,900

		$13,419,085

	Equipment Leases - 13.2%
10,707,600	Aerco 1X C1, 6.099% 7/15/23	4,015,350
8,146,211	Aerco 2A B2, 5.799% 7/15/25 (a)	3,421,409
52,500,000	Aircraft Finance Trust 1999-1A A1, 5.229% 5/15/24	36,225,000
53,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.299% 3/15/19	31,800,000
2,653,410	DVI Receivables 2001-2 A3, 3.519% 11/8/31	2,202,330
5,097,662	DVI Receivables 2001-2 A4, 4.613% 11/11/09	4,256,548
19,975,090	DVI Receivables 2002-1 A3A, 5.070% 6/11/10	13,283,435
2,440,685	DVI Receivables 2002-2 C, 4.340% 9/12/10	1,342,377
9,902,689	DVI Receivables 2003-1 A3A, 5.220% 3/14/11	8,367,772
3,000,000	Lease Investment 1 A2, 5.179% 11/27/45	2,145,000
40,000,000	Pegasus Aviation Lease 1999-1A A2, 6.300% 3/25/29 (a)	17,838,000
6,076,805	Pegasus Aviation Lease 2000-1 A1, 5.443% 3/25/15 (a)	3,767,619
3,900,000	Pegasus Aviation Lease 2000-1 A2, 8.370% 3/25/30 (a)	2,444,598
28,000,000	Pegasus Aviation Lease 2001-1A A1, 5.178% 5/10/31 (a)	16,240,000
7,348,377	Pegasus Aviation Lease 2001-1A A3, 5.560% 3/10/14 (a)	6,099,153
10,552,752	Pegasus Aviation Lease 2001-1A B1, 6.380% 5/10/31 (a)	1,266,330
3,517,584	Pegasus Aviation Lease 2001-1A B2, 7.270% 5/10/31 (a)	773,868

		$155,488,789

	Franchise Loans - 1.4%
3,679,000	Falcon Franchise Loan 2000-1 F, 6.500% 11/5/17 (a)	2,142,392
2,809,000	Falcon Franchise Loan 2001-1 E, 6.500% 1/5/23	1,863,154
2,000,000	Falcon Franchise Loan 2001-1 F, 6.500% 1/5/23	1,186,060
6,348,000	Falcon Franchise Loan 2003-1 F, 6.000% 1/5/25 (a)	3,584,144
32,739,725	FMAC Loan Trust 1996-B AX, 2.683% 11/15/18 interest-only strips (a)	2,046,233
20,062,018	FMAC Loan Trust 1997-B AX, 2.928% 9/15/19 interest-only strips (a)	1,604,961
56,961,596	FMAC Loan Trust 1998-BA AX, 2.259% 11/15/20 interest-only strips (a)	3,417,696

		$15,844,640

	Home Equity Loans (Non-High Loan-To-Value) - 8.7%
6,468,000	Ace Securities 2004-HE4 B, 8.318% 12/25/34 (a)	5,433,120
7,000,000	Ace Securities 2005-HE5 B2, 7.818% 8/25/35 (a)	5,215,000
5,645,000	Ace Securities 2005-HE6 B1, 7.818% 10/25/35 (a)	4,213,993

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
104,483	Ameriquest Finance 2004-FRN1 B, 8.500% 6/25/34 (a)	101,610
488,785	Conseco Finance 2001-C B2, 8.749% 8/15/33	468,652
4,967,085	Delta Funding Home Equity 1997-3 B1F, 7.650% 10/25/28	3,991,699
7,000,000	Equifirst Mortgage 2004-2 B2, 8.218% 7/25/34 (a)	5,915,000
1,275,000	Equifirst Mortgage 2005-1 B3, 8.068% 4/25/35 (a)	1,048,687
2,000,000	Equifirst Mortgage 2005-1 B4, 8.068% 4/25/35 (a)	1,640,000
9,000,000	Fremont Home Equity 2005, 7.068% 7/25/35 (a)	6,525,000
3,620,500	Fremont NIM Trust 2005-2 N3, 7.500% 6/25/35 (a)	3,272,027
3,500,000	Greenwich 2005-1A N2, 4.150% 1/20/45 (a)	2,695,000
2,510,000	GSAMP Trust 2005-S1 B3, 6.750% 12/25/34	2,236,360
3,750,000	Master NIM Trust 2004-CI4 N2, 9.000% 4/26/34 (a)	3,750,000
4,139,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.318% 6/25/35 (a)	3,642,320
8,028,000	Terwin Mortgage 2005-11SL B7, 5.000% 11/25/36 (a)	6,663,240
22,120,000	Terwin Mortgage 2005-3SL B6, 11.500% 3/25/35 interest-only strips	8,184,400
15,000,000	Terwin Mortgage 2005-R1, 5.000% 12/28/36 (a)	10,950,000
9,000,000	Terwin Mortgage 2005-7SL, 6.500% 7/25/35 (a)	7,841,250
10,000,000	Terwin Mortgage 2006-1 2B5, 5.000% 1/25/37 (a)	8,180,000
12,799,000	Terwin Mortgage 2006-R2 A, 2.351% 12/26/36	10,838,705

		$102,806,063

	Manufactured Housing Loans - 1.7%
7,510,353	Conseco Finance 1999-6 M1, 7.960% 6/1/30 (a)	732,259
4,000,000	Conseco Finance 2001-1 M1, 7.535% 7/1/32	919,272
13,205,000	Green Tree Financial 1997-8 M1, 7.020% 10/15/27	8,547,015
4,000,000	Green Tree Financial 1999-5 M1, 10.500% 3/1/30 (a)	4,000,000
19,000,000	Madison Avenue Manufactured Housing 2002-A B2, 8.068% 3/25/32	5,320,000

		$19,518,546

	Recreational Equipment - 0.2%
969,765	Green Tree Recreational Equipment 1996-B CTFS, 7.700% 7/15/18	963,560
1,156,416	Green Tree Recreational Equipment 1996-C CTFS, 7.650% 10/15/17	1,057,699

		$2,021,259

Total Asset Backed Securities - Non-Investment Grade (cost $393,438,804)		$380,402,103

CORPORATE BONDS - NON-INVESTMENT GRADE - 25.1% OF NET ASSETS
	Automotives - 2.1%
7,850,000	Dana Corporation, 10.125% 3/15/10 (c)	6,123,000
1,900,000	Delphi Auto Systems, 7.125% 5/1/29 in default (c)	1,168,500
2,400,000	Exide Technology, 10.500% 3/15/13 (a)	1,812,000
2,375,000	Ford Motor, 9.215% 9/15/21	1,900,000
1,237,000	Ford Motor, 9.980% 2/15/47	1,014,340
6,250,000	General Motors, 8.375% 7/15/33	4,578,125
5,000,000	Metaldyne Corporation, 11.000% 6/15/12	3,981,250
4,475,000	Metaldyne Corporation, 10.000% 11/1/13 (a)	4,184,125

		$24,761,340

	Business Services - 2.7%
3,250,000	Comforce Operating, 12.000% 12/1/07	3,254,063
8,000,000	Continental Global, 9.000% 10/1/08	7,801,040
7,150,000	Danka Business, 11.000% 6/15/10	5,845,125
6,850,000	MSX International, 11.000% 10/15/07	6,576,000
4,850,000	MSX International, 11.375% 1/15/08	3,201,000
5,450,000	Penton Media, 10.375% 6/15/11	4,945,875

		$31,623,103

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Chemicals - 1.0%
8,802,000	OM Group, 9.250% 12/15/11	9,110,070
2,350,000	Phibro Animal, 13.000% 12/1/07	2,420,500

		$11,530,570

	Electronics - 0.9%
10,415,000	Motors and Gears, 10.750% 11/15/06	10,206,700
	Energy - 0.3%
3,250,000	Transmeridian Exploration, 12.000% 12/15/10 (a)	3,274,375
	Finance - 1.2%
4,512,000	Advanta Capital Trust I, 8.990% 12/17/26	4,590,960
3,675,000	Altra Industrial, 9.500% 12/1/11	3,656,625
3,275,000	Banctec, 7.500% 6/1/08	2,345,686
3,150,000	Citisteel USA, 12.480% 9/1/10 (a)	3,228,750

		$13,822,021

	Food - 0.4%
7,075,000	Merisant, 9.500% 7/15/13 (a)	4,881,750
	Forestry- 0.3%
4,000,000	Millar Western, 7.750% 11/15/13	3,080,000
	Health Care - 0.7%
12,000,000	Insight Health, 9.875% 11/1/11	6,600,000
2,225,000	Interactive Health, 7.250% 4/1/11 (a)	1,735,500

		$8,335,500

	Investment Companies - 0.7%
6,300,000	Rafaella Apparel, 11.250% 6/15/11 (a)	6,268,500
2,000,000	Reg Diversified Funding, Zero Coupon Bond 1/25/36 (a)	2,000,000

		$8,268,500

	Manufacturing - 7.8%
4,425,000	Advanced Lighting Technologies, 11.000% 3/31/09	4,363,006
3,375,000	Ames True Temper, 10.000% 7/15/12	2,818,125
6,875,000	BGF Industries, 10.250% 1/15/09	6,325,000
9,140,000	Consolidated Container, 10.125% 7/15/09	7,997,500
1,725,000	Constar International, 11.000% 12/1/12	1,345,500
3,700,000	Doe Run Resources, 11.750% 11/1/08 (a)	3,256,000
7,900,000	Dura Operating, 9.000% 5/1/09	3,910,500
7,350,000	Edgan Acquisitin Company, 9.875% 2/1/11	7,313,250
2,925,000	Edgen Corporation, 9.875% 2/1/11 (a)	2,910,375
6,625,000	GSI Group, 12.000% 5/15/13 (a)	6,716,094
10,570,000	MMI Products, 11.250% 4/15/07	10,411,450
3,600,000	Owens Corning, Zero Coupon Bond 8/1/18 in default (c)	2,889,000
4,500,000	JB Poindexter, 8.750% 3/15/14	3,577,500
4,500,000	Trimas Corporation, 9.875% 6/15/12	4,117,500
2,040,000	Vicap SA, 11.375% 5/15/07 (d)	1,907,400
6,200,000	Vitro S.A., 11.750% 11/1/13 (a)	5,766,000
8,647,000	Windmere-Durable, 10.000% 7/31/08	8,214,650

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
1,525,000	Wolverine Tube, 10.500% 4/1/09	1,258,125
8,575,000	Wolverine Tube, 7.375% 8/1/08 (a)	6,774,250

		$91,871,225

	Retail - 2.8%
1,200,000	Anvil Knitwear, 10.875% 3/15/07	594,000
6,325,000	Di Giorgio Corporation, 10.000% 6/15/07	6,087,813
6,825,000	General Nutrition Center, 8.500% 12/1/10	6,466,687
5,325,000	Jo-Ann Stores, 7.500% 3/1/12	4,672,687
2,500,000	Nebraska Book Company, 8.625% 3/15/12	2,300,000
5,900,000	Star Gas Partner, 10.250% 2/15/13	6,106,500
8,130,000	Uno Restaurant, 10.000% 2/15/11 (a)	6,585,300

		$32,812,987

	Special Purpose Entity - 1.3%
14,383,134	Dow Jones CDX HY T4, 10.500% 12/29/09 (a)	14,562,923
518,000	PAHC Holdings, Zero Coupon Bond 2/1/10 **	533,540

		$15,096,463

	Telecommunications - 1.8%
1,800,000	Adelphia Communications, Zero Coupon Bond 10/1/10 in default	1,062,000
3,038,000	BARAK I.T.C., Zero Coupon Bond 11/15/07 (c) (d)	2,986,536
2,217,000	CCH I Holdings LLC, 10.000% 5/15/14 (a)	1,119,585
3,376,000	CCH I Holdings LLC, 11.750% 5/15/14 (a)	1,755,520
1,783,000	CCH I LLC, 11.000% 10/1/15 (a)	1,482,119
450,000	Charter Communication, Zero Coupon Bond 5/15/11 in default (c)	450,000
900,000	ICO North America, 7.500% 8/15/09	1,143,000
7,485,000	Primus Telecommunications, 8.000% 1/15/14	5,089,800
1,685,000	Rural Cellular, 9.750% 1/15/10	1,710,275
5,175,000	Securus Technologies, 11.000% 9/1/11	4,450,500

		$21,249,335

	Tobacco - 0.5%
9,755,000	North Atlantic Trading, 9.250% Bond 3/1/12	6,243,200
	Transportation - 0.2%
2,600,000	Evergreen International, 12.000% 5/15/10	2,603,250
	Travel - 0.4%
5,700,000	Worldspan Financial, 10.999% Bond 2/15/11 (a)	4,930,500

Total Corporate Bonds - Non-Investment Grade (cost $309,923,824)		$294,590,819

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 1.7% OF NET ASSETS
	Collateralized Mortgage Obligation - 1.7%
5,000,000	Aames Mortgage 2005-4 B3, 7.568% 10/25/35	3,850,000
23,448,977	Harborview Mortgage 2003-2 1X, 1.148% 10/19/33 interest-only strips	732,077
23,820,073	Harborview Mortgage 2004-1 X, 1.224% 4/19/34 interest-only strips	678,872
149,873,359	Harborview Mortgage 2004-8 X, 0.680% 11/19/34 interest-only strips	4,121,517
122,030,285	Mellon Residential 2002-TBC2 X, 0.632% 8/15/32 interest-only strips	1,684,018
5,000,000	Park Place Securities 2005-WCW3 M10, 7.318% 8/25/35	4,306,250
4,252,000	Soundview Home Equity Loan Trust2005-OPT4, 7.318% 12/25/35	3,417,545
1,327,523	Structured Asset 2003-S A, 7.500% 12/28/33 (a)	1,329,182

Total Mortgage Backed Securities - Investment Grade (cost $32,208,714)		$20,119,461

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 13.5% OF NET ASSETS
	Collateralized Mortgage Obligation - 13.5%
4,000,000	Argent Securities 2004-W5 M7, 8.068% 4/25/34 (a)	3,685,000
7,800,000	First Franklin Mortgage 2004-FFH2 B2, 8.318% 6/25/34 (a)	6,942,000
11,000,000	First Franklin Mortgage 2004-FFH3 B2, 8.318% 9/15/34 (a)	9,817,500
5,000,000	First Franklin Mortgage 2005-FFH4, 6.818% 12/25/35 (a)	3,812,500
248,747	First Nationwide Trust 2001-4 DB4, 7.693% 9/25/31	42,287
6,750,000	Greenwich Structured Arm Products 2005-2A N2, 3.100% 2/26/35 (a)	4,725,000
10,000,000	Greenwich Structured Arm Products 2005-3 N2, 2.000% 6/27/35 (a)	6,200,000
16,000,000	Greenwich Structured Arm Products 2005-4 N-2, Zero Coupon Bond 7/27/45 (a)	8,320,000
5,000,000	Greenwich 2005-6A N2, 8.000% 11/27/45 (a)	4,175,000
6,000,000	GSAMP Trust 2004-AR1 B5, 5.000% 6/25/34 (a)	4,860,000
3,600,000	Long Beach Asset Holdings 2006-2 N3, 8.350% 4/25/46 (a)	3,315,384
12,000,000	Long Beach 2005-WL1, 7.500% 6/25/45 (a)	10,991,280
8,000,000	Long Beach 2005-WL1B, 7.568% 6/25/35 (a)	6,560,000
6,361,033	Long Beach Mortgage 2001-4 M3, 7.568% 3/25/32	1,653,869
5,200,000	Meritage Asset Holdings NIM 2005-2 N4, 7.500% 11/25/35 (a)	3,915,600
4,108,000	Meritage Mortgage 2004-2 B1, 8.068% 1/25/35 (a)	3,553,420
3,581,000	Meritage Mortgage 2004-2 B2, 8.068% 1/25/35 (a)	2,981,182
7,000,000	Option One 2005-4 M1, 7.318% 11/25/35	5,160,330
8,000,000	Park Place 2005-WCW3, 7.318% 8/25/35 (a)	6,560,000
7,250,000	Park Place 2005-WHQ1, 7.318% 3/25/35 (a)	5,945,000
3,100,000	Park Place 2005-WHQ4, 7.318% 9/25/35 (a)	2,123,996
10,000,000	Park Place Securities 2005-WCW1 M11, 7.318% 6/25/35	8,125,000
3,150,000	Park Place Securities 2005-WHQ1 M10, 7.318% 3/25/35 (a)	2,808,918
5,307,000	People’s Choice Home Loan 2004-2 B, 5.000% 10/25/34	4,384,909
2,780,000	Soundview Home Equity Loan Trust 2005-1 B3, 8.068% 4/25/35 (a)	2,279,600
2,181,000	Soundview Home Equity Loan Trust 2005-2 B4, 7.818% 7/25/35 (a)	1,641,202
4,582,000	Soundview Home Equity Loan Trust 2005-3 B2, 7.568% 6/25/35	3,596,870
4,000,000	Soundview Home Equity Loan Trust 2005-B M14, 7.650% 5/25/35 (a)	3,279,000
5,000,000	Soundview Home Equity Loan Trust 2005-OPT4, 7.318% 12/25/35 (a)	3,771,900
2,500,000	Soundview Home Equity Loan Trust 2006-1 B, 7.318% 2/25/36 (a)	1,841,400
4,427,000	Structured Asset 2005-S1 B4, 7.318% 3/25/35 (a)	3,663,342
7,000,000	Structured Asset 2004-S4 B3, 5.090% 12/25/34 (a)	5,450,480
8,000,000	Structured Asset 2004-S2 B, 6.000% 6/25/34 (a)	7,247,360
7,264,314	Structured Asset 1999-1 Note, 10.000% 8/25/28 (a)	5,157,663

Total Mortgage Backed Securities - Non-Investment Grade (cost $161,700,441)		$158,586,992

GOVERNMENT AGENCY SECURITIES - 0.1% OF NET ASSETS
58,145,242	GNMA 2001-44, 0.777% 7/16/41 interest-only strips	1,660,047

Total Government Agency Securities (cost $3,047,363)		$1,660,047

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
1,815,000	Pima County Arizona IDA Health Care, 8.500% 11/15/32 in default (c)	909,388

Total Municipal Securities (cost $1,136,783)		$909,388

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
COMMON STOCKS - 9.2% OF NET ASSETS
32,700	Arthur J. Gallagher & Co.	909,387
73,000	Alpha Natural Resources, Inc. (c)	1,689,220
83,300	American Capital Strategies, Ltd.	2,928,828
102,000	ATI Technologies Inc. (c)	1,752,360
94,600	Bois d’Arc Energy LLC (c)	1,575,090
107,860	Cascade Microtech, Inc. (c)	1,411,887
16,000	Caterpillar Inc.	1,148,960
22,100	Cemex, S.A. de C.V.	1,442,688
36,500	Companhia de Saneamento Básico do Estado de São Paulo	803,365
82,800	Citizens Communications Company	1,098,756
126,500	Compton Petroleum Corporation (c)	1,624,260
118,779	Consolidated Communications Illinois Holdings, Inc.	1,932,534
30,900	Cytec Industries Inc. (d)	1,854,309
15,000	Deere & Company	1,185,750
24,500	Dell Inc. (c)(d)	729,120
87,400	Direct General Corporation	1,486,674
94,900	Dollar General Corporation (d)	1,676,883
65,200	Education Realty Trust, Inc.	997,560
36,200	EnCana Corporation (d)	1,691,626
19,600	ENSCO International Incorporated (d)	1,008,420
64,200	Enterprise Products Partners L.P.	1,585,098
88,900	FairPoint Communications, Inc.	1,228,598
20,900	Fording Canadian Coal Trust	793,991
29,200	Fred’s, Inc.	387,192
64,900	Global Industries, Ltd. (c)(d)	940,401
86,600	Infocrossing, Inc. (c)	1,043,530
384,450	InPhonic, Inc. (c)	2,687,306
111,695	Intermet Corporation (c)	1,340,340
226,500	International Coal Group, Inc. (c)	2,206,110
119,000	Iowa Telecommunications Services, Inc.	2,270,520
20,000	J.C. Penney Company, Inc.	1,208,200
31,300	Kinder Morgan Energy Partners, L.P.	1,508,034
23,300	KKR Financial Corp.	522,619
86,400	Korn/Ferry International (c)	1,761,696
22,000	L-3 Communications Holdings, Inc.	1,887,380
22,900	Lloyds TSB Group plc	881,421
29,000	Lone Star Technologies, Inc. (c)(d)	1,606,890
53,700	Macquarie Infrastructure Company Trust	1,745,250
32,300	Magellan Midstream Partners, L.P.	1,061,701
26,600	Manpower Inc.	1,520,988
68,200	Masco Corporation	2,215,818
252,120	MCG Capital Corporation	3,557,413
69,700	Microsoft Corporation (d)	1,896,537
59,700	Mittal Steel Company N.V.	2,253,675
50,800	Motorola, Inc.	1,163,828
137,500	Nam Tai Electronics, Inc.	3,150,125
117,289	Ness Technologies, Inc. (c)	1,476,669
14,700	PACCAR Inc.	1,036,056
22,200	PetroChina Company Limited (d)	2,329,890
22,700	Philippine Long Distance Telephone Company	852,839

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
86,900	Regal Entertainment Group	1,634,589
36,500	Sasol Limited	1,380,795
67,930	Ship Finance International Limited	1,165,679
11,100	Stone Energy Corporation (c)(d)	489,843
30,500	Superior Energy Services, Inc. (c)	817,095
207,800	Taiwan Semiconductor Manufacturing Company Ltd.	2,090,468
233,329	Technology Investment Capital Corporation (c)	3,392,604
39,700	Teva Pharmaceutical Industries Limited	1,634,846
48,300	The Home Depot, Inc. (d)	2,043,090
24,900	Tidewater Inc. (d)	1,375,227
13,300	The Timken Company	429,191
144,600	TOP Tankers Inc.	1,879,800
214,700	Trustreet Properties Inc.	3,261,293
73,700	Tsakos Energy Navigation Limited (d)	2,887,566
4,600	Unit Corporation (c)(d)	256,450
43,800	Valero Energy Corporation (d)	2,618,364
29,100	Valero L.P.	1,473,915
34,500	Washington Mutual, Inc.	1,470,390
57,600	Willbros Group, Inc. (c)(d)	1,171,584

Total Common Stocks (cost $101,509,050)		$108,540,581

PREFERRED STOCKS - 1.6% OF NET ASSETS
20,000	Babson CLO Ltd. (a)	1,800,000
76,000	Baker Street Funding (a)	7,372,000
3,000	Credit Genesis CLO 2005 (a)	3,000,000
30,000	Hewett’s Island II CDO (a)	2,970,000
1,000	Seneca CBO III, Ltd. (a)	900,000
3,000	Soloso CDO 2005-1 (a)	2,978,117

Total Preferred Stocks (cost $19,112,617)		$19,020,117

REPURCHASE AGREEMENT - 4.3% OF NET ASSETS
	Repurchase agreement with Cantor Fitzgerald, 4.450%, dated March 31, 2006 to be repurchased at $50,018,542 on April 3, 2006, collaterized by a U.S. Treasury Note valued at $52,450,000 with maturity of January 15, 2010	$50,000,000

EURODOLLAR TIME DEPOSITS - 4.0% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated March 31, 2006, 3.750% maturing at $47,409,811 on April 3, 2006	$47,395,000

Total Investments - 100.8% of Net Assets (cost $1,220,978,608)		$1,184,251,819

Other Assets and Liabilities, net - 0.8% of Net Assets		(8,555,889)

Net Assets		$1,175,695,930

Call Options Written

03/31/2006

Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Market Value (b)
23	Cytec Industries Inc./April/60	3,220
127	Dell Inc./April/30	5,842
10	Dollar General Corporation/April/17.50	450
37	EnCana Corporation/April/50	1,665
30	ENSCO International Incorporated/April/50	7,950
5	Global Industries, Ltd/April/15	150
81	Lone Star Technologies, Inc/April/55	18,225
82	Microsoft Corporation/April/27.50	2,132
106	PetroChina Company Limited/April/100	57,240
111	Stone Energy Corporation/April/45	18,870
23	The Home Depot, Inc/April/42.50	1,610
74	Tidewater Inc/April/55	13,320
29	Tsakos Energy Navigation Limited/April/40	1,015
56	Unit Corporation/April/55	10,080
26	Valero Energy Corporation/April/60	4,550
33	Willbros Group, Inc/April/20	1,815

Total Call Options Written (Premiums Received $126,295)		$148,134

(a)	These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See Accompanying Notes to the Schedules of Investments.

(c)	Non-income producing security.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

**	Payment-in-kind security.

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that day are valued at the last available bid price. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations do not appear to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Valuation Committee using procedures established by and under the direction of the Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Keegan Select Fund, Inc.

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date: May 30, 2006

By:	/s/ Joseph C. Weller
Joseph C. Weller
Treasurer and Chief Financial Officer

Date: May 30, 2006